Supplemental Cash Flow Information (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Amount transferred from reserve to deficit	$ 3,782,706	$ 3,860,656	$ 229,381
Accrued exploration and evaluation expenditures	6,506		186,304	$ 171,444
Restoration obligation	267,000
Advance to investment	24,000
Offset due to related party investment	33,735
Trade payables	$ 7,500
Non-cash consideration for exploration and evaluation expenditures		$ 51,000
Share premium liability				$ 88,987
Share issuance costs, trade payables			$ 250,000